Commitments and contingencies - Schedule of Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 9,428
2023	8,494
2024	6,845
2025	5,129
2026	4,182
Thereafter	3,720
Total	$ 37,798